Other Provisions (Details) - CLP ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Statement [Line Items]
Other current provisions	$ 2,984,518	$ 3,040,930
Non-current provisions	488,465	531,961
Litigation [member]
Statement [Line Items]
Other current provisions	179,521	193,764
Non-current provisions	358,867	367,614
Others [member]
Statement [Line Items]
Other current provisions	2,804,997	2,847,166
Non-current provisions	$ 129,598	$ 164,347